Intangible Assets (Details Narrative) - USD ($)		6 Months Ended	12 Months Ended
	May 07, 2018	Jun. 30, 2023	Dec. 31, 2019	Dec. 31, 2022
Indefinite-Lived Intangible Assets [Line Items]
Goodwill		$ 467,409		$ 467,409
Stock issued for acquisition, value		$ 271,920
L F R Acquisition [Member]
Indefinite-Lived Intangible Assets [Line Items]
Stock issued for acquisition, shares		2,400,000
Stock issued for acquisition, value		$ 271,920
Stemtech International [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill		$ 467,409		$ 467,409
R B C D Holdings [Member]
Indefinite-Lived Intangible Assets [Line Items]
Debt converted, amount converted			$ 4,000,000
Debt converted, shares issued			2,000,000
R B C D Holdings [Member]
Indefinite-Lived Intangible Assets [Line Items]
Payments to Acquire Intangible Assets	$ 400,000